Schedule of recognized deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Income Taxes
Property and equipment, liabilities	$ 310	$ 524
Property and equipment, net	310	524
Intangible assets, liabilities	163	89
Intangible assets, net	163	89
Investments at fair value, liabilities	99
Investments at fair value, net	99
Notes payable, liabilities	2	5
Notes payable, net	2	5
Tax loss carryforwards, assets	(613)	(618)
Tax loss carryforwards, net	(613)	(618)
Tax assets, gross	(613)	(618)
Tax liabilities, gross	613	618
Tax (assets) liabilities, gross
Set off of tax, assets	613	618
Set off of tax, liabilities	(574)	(618)
Set off of tax, net	39
Net tax assets
Net tax liabilities	39
Net tax (assets) liabilities	$ 39